CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2024
Aspire Biopharma Inc [Member]
CONVERTIBLE DEBT	NOTE 9 - CONVERTIBLE DEBT As of December 31, 2024 and December 31, 2023, the Company had no outstanding convertible debt.